Net Loss Per Share - Schedule of Shares Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Earn-outs, up to an aggregate	65,628,258	10,066,610
Outstanding Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Earn-outs, up to an aggregate	20,549,468	1,282,306
Restricted Stock Awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Earn-outs, up to an aggregate	5,129,222
Outstanding Stock Options And Restricted Stock Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Earn-outs, up to an aggregate	11,824,568	8,784,304
Outstanding Earnout Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Earn-outs, up to an aggregate	28,125,000